Statements of Net Assets Available for Benefits - EBP 015 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value (Note 3)	$ 2,951,643	$ 2,635,754
Fully benefit-responsive investment contracts at contract value (Note 3)	179,200	206,403
Total investments	3,130,843	2,842,157
Receivables
Notes receivable from participants	38,197	36,868
Investment transactions	0	21
Employer contributions	3,409	4,047
Rollover contributions	11	0
Dividends, interest, and other	8	1
Total receivables	41,625	40,937
Total Assets	3,172,468	2,883,094
Liabilities
Accrued payables	(1,059)	(1,184)
Other	(177)	(168)
Total Liabilities	(1,236)	(1,352)
Net Assets Available for Benefits	$ 3,171,232	$ 2,881,742